INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryover	$8,185,845	$6,479,696
Stock compensation	247,574	325,320
Capitalized R&E costs	662,855	525,463
Bad debt expense	203,323	145,777
Other	107,538	58,236
Operating lease liabilities	274,962	79,319
Tax credits	480,724	332,690
Total deferred tax assets	10,162,821	7,946,501
Deferred tax liability:
Right-of-use asset tax liability	$(261,215)	$(77,766)
Depreciation and amortization	(50,463)	(59,248)
Total deferred tax liability	(311,678)	(137,014)
Less: valuation allowance	(9,851,143)	(7,809,487)
	$—	$—

SCHEDULE OF RECONCILIATION OF STATUTORY FEDERAL INCOME TAX RATE

The reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2024 and 2023, was as follows:

	December 31,
	2024	2023
Tax at federal statutory rate	-21.00%	-21.00%
Permanent differences	0.1%	0.03%
Research and development credits	-0.8%	-0.83%
Deferred balance true-up	0.00%	-16.07%
Change in valuation allowance	21.7%	37.87%
Effective income tax rate	0.00%	0.00%

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

	December 31,
	2024	2023
Beginning balance	$249,516	$190,228
Deductions based on tax positions related to the prior year	—	30,897
Additions based on tax positions related to the current year	31,691	28,391
Ending balance	$281,207	$249,516